Derivative financial instruments - Narrative (Details) - Vessels [member] - Densa Crocodile [Member] - LR2 [Member]	1 Months Ended
Feb. 28, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Term of lease	1 year
Lease payments, daily rate	$ 21,050
Lease payments, extension, daily rate	$ 22,600
Profit and loss agreement [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit and loss sharing in a derivative arrangement	50.00%